Annual Total Returns[BarChart] - Federated Hermes Short-Term Income Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.42%	3.49%	0.39%	1.11%	0.55%	1.77%	1.89%	1.58%	4.48%	3.75%